Share-Based Compensation Plans - Summary of Non-qualified Option Activity (Details) - Non-qualified Stock Options - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares
Outstanding, beginning balance (in shares)	3,554,729
Exercised (in shares)	(88,100)	0	0
Outstanding, ending balance (in shares)	3,466,629	3,554,729
Exercisable (in shares)	2,789,062
Weighted Average Exercise Price
Weighted average exercise price, outstanding, beginning balance (in dollars per share)	$ 23.20
Weighted average exercise price, outstanding, Exercised (in dollars per share)	18.89
Weighted average exercise price, outstanding, ending balance (in dollars per share)	23.31	$ 23.20
Weighted average exercise price, exercisable (in dollars per share)	$ 26.51
Weighted Average Remaining Contractual Term
Weighted average remaining contractual term, outstanding	4 years 2 months 12 days
Weighted average remaining contractual term, exercisable	4 years
Aggregate Intrinsic Value
Aggregate intrinsic value, outstanding, end of period	$ 13,657,649
Aggregate intrinsic value, exercisable, end of period	$ 5,752,488